Basis of Preparation and Changes to the Group's Accounting Policies	6 Months Ended
Jun. 30, 2023
Basis of Preparation and Changes to the Group's Accounting Policies
Basis of Preparation and Changes to the Group's Accounting Policies

2.Basis of Preparation and Changes to the Group’s Accounting Policies

The Group’s interim condensed consolidated financial statements for the six month periods ended June 30, 2023 and 2022 are prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements have been prepared on a going concern basis, applying a historical cost convention, unless otherwise indicated. They are prepared and reported in thousands of Euro (“€ thousand”) except where otherwise stated. Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reﬂect the absolute ﬁgures.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of December 31, 2022.

Consolidated entities are as follows:

			equity interest
			owned in %
	Country of	Date of	June 30,	June 30,
Name	Incorporation	incorporation	2022	2023
Lilium N.V.	Netherlands	March 11, 2021	n/a	n/a
Lilium GmbH	Germany	February 11, 2015	100.0%	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%
Lilium Aviation Inc.	United States	July 1, 2020	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%	100.0%
Stichting JSOP	Netherlands	September 10, 2021	0.0%	0.0%
Lilium Aviation Spain SLU	Spain	April 7, 2022	100.0%	100.0%

Going Concern

The financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business. Management assessed the Group’s ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Group’s ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements.

Historically, the Group has funded its operations primarily through capital raises and loans from shareholders. Since its inception, the Group has incurred recurring losses and negative cash flows from operations (accumulated losses of €1,355.7 million as of June 30, 2023). The Group expects to continue generating operating losses and negative cash flow from operations for several years. At the reporting date, the Group has a shareholders’ deficit of €84,553 thousand, which is mainly driven by the operational losses carried forward by the Group and the fair value movement of the warrants as disclosed in note 17. The going concern basis is driven by the Group’s available liquidity and its ability to settle its liabilities and commitments. The warrants are settled upon exercise by warrant holders via issuance of Class A Shares against the applicable exercise price without negatively impacting the liquidity of the Group.

Lilium’s financing plan shows substantial financing needs for several years. Based on its business plan, the Group depends on additional financing for development activities and operations which is currently not assured.

The Group’s current forecast indicates that the Group does not have sufficient funds to fund its operations for several years. Additionally, the Group must reach several milestones, including completion of its research and development program, and obtaining regulatory approvals, which will have an increased importance as the Group progresses towards commercialization. Consequently, the Group’s ability to continue as a going concern is largely dependent on its ability to successfully progress with its business model and to secure additional funds in the near future through a combination of debt financings, equity offerings, partnerships and grant funding. The Group plans to secure additional capital in the next 12 months and beyond through, for example, equity offerings, grants, debt financing, or collection of pre-delivery payments (“PDPs”) in order to continue as a going concern. Between the reporting date and the date these financial statements were made available, the Group received additional gross funding of approximately US$192 million from the issuance of additional Class A shares and warrants to purchase Class A shares, as well as the triggering of the Additional Funding Amount disclosed in note 21.

There is no certainty that the Group will be successful in obtaining sufficient funding through PDPs, grants, additional private or public offerings of debt and/or equity. If the Group is unsuccessful in raising sufficient capital, the Group’s management will be required to undertake, and is committed to undertaking, additional significant cost-cutting measures including significant headcount reductions that could require us to curtail or discontinue our operations. Such cost-cutting measures should help maintain the liquidity of the Group within the twelve-month period from the issuance date of these interim consolidated financial statements and provide additional time for raising sufficient funds through the start of series production.

Based on its recurring losses from operations since inception, expectation of continuing operating losses in the future and the need to raise additional capital to finance its future operations, which is not assured yet, the Group has concluded that there is substantial doubt about its ability to continue as a going concern, and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Despite this substantial doubt, management is continuing to take actions to secure sufficient financing, and thus believes that the application of the going concern assumption for the preparation of these consolidated financial statements is appropriate.

New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s audited annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of new standards effective as of January 1, 2023. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments apply for the first time in 2023, but do not have an impact on the interim condensed consolidated financial statements of the Group.